Depreciation, Amortization And Asset Removal Costs (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Depreciation and Amortization

Year ended December 31 (millions of dollars)	2020	2019
Depreciation of property, plant and equipment	683	664
Amortization of intangible assets	69	81
Amortization of regulatory assets	23	25
Depreciation and amortization	775	770
Asset removal costs	101	101
	876	871